Oil and Gas Property, Net (Tables)	6 Months Ended
Jun. 30, 2020
Extractive Industries [Abstract]
Schedule of Oil and Gas Activities

The following tables summarize the Company’s oil and gas activities by classification.

	June 30, 2020	December 31, 2019
	(Unaudited)
Oil and gas property – subject to amortization	$20,447,949	$20,345,797
Accumulated depletion and impairment	(19,183,936)	(18,918,311)
Oil and gas property – subject to amortization, net	$1,264,013	$1,427,486

Oil and gas property – not subject to amortization	$1,064,994	$958,133
Accumulated impairment	-	-
Oil and gas property – not subject to amortization, net	$1,064,994	$958,133

Schedule of Movement of the Oil and Gas Property

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil & Gas Property – Kruh
January 1, 2019	$1,999,817
Additional capitalization	245,202
Depletion	(817,533)
December 31, 2019	$1,427,486
Additional capitalization	102,152
Depletion	(265,625)
June 30, 2020 (Unaudited)	$1,264,013